Equipment, Right-of-Use Asset (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	March 31,	December 31,
	2025	2024

Equipment	$2,454,489	$2,468,339
Less accumulated depreciation	(849,179)	(726,358)
Equipment, net	$1,605,310	$1,741,981
Equipment consists of the following:
	December 31,	December 31,
	2024	2023

Equipment	$2,468,339	$1,460,375
Less accumulated depreciation	(726,358)	(513,714)
Equipment, net	$1,741,981	$946,661

Schedule of Right-of-use Asset

Right-of-use asset consists of the following:

	March 31,	December 31,
	2025	2024

Right-of-use asset	984,562	984,562
Less accumulated depreciation	(270,125)	(226,437)
Right-of-use asset, net	$714,437	$758,125

Right-of-use asset consists of the following:

	December 31,	December 31,
	2024	2023

Right-of-use asset	$984,562	$670,808
Less accumulated depreciation	(226,437)	(45,786)
Right-of-use asset, net	$758,125	$625,022